Lease - Summary of right of use assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 1,472,035	₩ 1,326,628
Land buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,269,753	1,131,035
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 202,282	₩ 195,593